Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales (includes income from Suntech agreement of $175.7 for the year ended December 31, 2011 - see Note 19)	$ 2,715.5	$ 2,239.2	$ 1,163.6
Cost of goods sold (see Note 21)	2,420.6	1,902.1	1,035.5
Gross profit	294.9	337.1	128.1
Operating expenses:
Marketing and administration	352.8	267.0	161.9
Research and development	87.5	55.6	40.4
Goodwill impairment charges (see Note 3)	440.5	0	0
Restructuring charges (see Note 3)	350.7	5.3	28.4
Long-lived asset impairment charges (see Note 3)	367.9	0	24.6
Insurance recovery	(4.0)	(11.9)	0
Operating (loss) income	(1,300.5)	21.1	(127.2)
Non-operating expense (income):
Interest expense	77.2	29.0	4.0
Interest income	(4.5)	(5.5)	(26.5)
Decline (increase) in fair value of warrant	4.8	14.0	(5.4)
Other, net	6.1	(3.9)	0.9
Total non-operating expense (income)	83.6	33.6	(27.0)
Loss before income tax expense (benefit) and equity in (loss) earnings of joint ventures	(1,384.1)	(12.5)	(100.2)
Income tax expense (benefit)	73.1	(53.3)	(42.2)
(Loss) income before equity in earnings (loss) of joint venture	(1,457.2)	40.8	(58.0)
Equity in (loss) earnings of joint ventures, net of tax	(62.8)	7.2	(11.8)
Net (loss) income	(1,520.0)	48.0	(69.8)
Net (income) loss attributable to noncontrolling interests	(16.0)	(13.6)	1.5
Net (loss) income attributable to MEMC stockholders	$ (1,536.0)	$ 34.4	$ (68.3)
Basic (loss) income per share	$ (6.68)	$ 0.15	$ (0.31)
Diluted (loss) income per share	$ (6.68)	$ 0.15	$ (0.31)
Weighted-average shares used in computing basic (loss) income per share	229.9	226.9	223.9
Weighted-average shares used in computing diluted (loss) income per share	229.9	230.2	223.9